Document and Entity Information	Dec. 15, 2023
Cover [Abstract]
Entity Registrant Name	PC TEL INC
Amendment Flag	false
Entity Central Index Key	0001057083
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 15, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-27115
Entity Tax Identification Number	77-0364943
Entity Address, Address Line One	471 Brighton Drive
Entity Address, City or Town	Bloomingdale
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60108
City Area Code	(630)
Local Phone Number	372-6800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value
Trading Symbol	PCTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false